SUPPLEMENT DATED FEBRUARY 5, 2025

TO THE PROSPECTUS

DATED AUGUST 31, 2024

AS AMENDED TO DATE

OF

MORNINGSTAR FUNDS TRUST

(THE “TRUST”)

Morningstar U.S. Equity Fund

Morningstar International Equity Fund

Morningstar Global Income Fund

Morningstar Total Return Bond Fund

Morningstar Municipal Bond Fund

Morningstar Defensive Bond Fund

Morningstar Multisector Bond Fund

Morningstar Global Opportunistic Equity Fund

Morningstar Alternatives Fund

(each a “Fund”, collectively the “Funds”)

This supplement provides additional information to the Funds’ Prospectus dated August 31, 2024, as amended to date, and should be read in conjunction with such Prospectus.

Portfolio Manager Changes to the Morningstar U.S. Equity Fund and Morningstar International Equity Fund

I.

To reflect the addition of Michael J. Budzinski as a Portfolio Manager of the Morningstar U.S. Equity Fund and the Morningstar International Equity Fund, and the removal of Daniel E. McNeela as Portfolio Manager of such Funds, the following changes are being made to the Prospectus:

1.

The Morningstar Investment Management LLC section of the table following the “Fund Management” heading in the Prospectus for the Morningstar U.S. Equity Fund and the Morningstar International Equity Fund is removed and replaced with the following:

Portfolio Manager	Position with Morningstar	Start Date with the Fund
Morningstar Investment Management LLC
Douglas M. McGraw, CFA	Portfolio Manager	January 2023

Michael J. Budzinski	Portfolio Manager	Since February 2025

2.	In the “Management of the Funds – Investment Adviser” section of the Prospectus, the seventh paragraph is removed and replaced with the following:

Michael J. Budzinski (Morningstar U.S. Equity Fund, Morningstar International Equity Fund and Morningstar Alternatives Fund)—Michael Budzinski is an associate portfolio manager within Morningstar’s Investment Management group. Budzinski performs manager due diligence and implements asset allocation decisions across Morningstar’s mutual funds and multi-asset portfolios. As a member of Investment Management’s Global Asset Allocation team, he also conducts research related to Alternatives, U.S. Treasuries and other fixed income asset classes. Prior to joining Morningstar Investment Management in 2017, Budzinski was a data analyst at Morningstar, Inc., where he oversaw data collection efforts for more than 25,000 unregistered investments. Budzinski holds a bachelor’s degree in government (summa cum laude) from Georgetown University and an MBA from the University of Chicago Booth School of Business. Budzinski has served as a portfolio manager for the Morningstar Alternatives Fund since January 2024 and the Morningstar U.S. Equity Fund and Morningstar International Equity Fund since February 2025.

3.

Daniel E. McNeela no longer serves as a portfolio manager to the Morningstar U.S. Equity Fund and the Morningstar International Equity Fund. To reflect this change, all references to Mr. McNeela as a portfolio manager of such Funds are removed from the Prospectus.

II.

To reflect the addition of Kipling Weisel as a Portfolio Manager of the Morningstar U.S. Equity Fund and the removal of JB Taylor as Portfolio Manager of such Fund, the following changes are being made to the Prospectus:

1.

The Wasatch Advisors, LP d/b/a Wasatch Global Investors section of the table following the “Fund Management – Subadvisers and Portfolio Managers” heading in the Prospectus for the Morningstar U.S. Equity Fund is removed and replaced with the following:

Portfolio Manager	Position with Morningstar	Start Date with the Fund
Wasatch Advisors, LP d/b/a Wasatch Global Investors
Paul S. Lambert	Portfolio Manager	Since Inception (November 2018)
Michael K. Valentine	Portfolio Manager	Since Inception (November 2018)
Kipling Weisel	Associate Portfolio Manager	Since January 2025

2.

In the “Management of the Funds – Subadvisers and Portfolio Managers- Morningstar U.S. Equity Fund- Wasatch Advisors, LP d/b/a Wasatch Global Investors (Wasatch Advisors)” section of the Prospectus, the following paragraph is added:

Kipling Weisel— Kipling Weisel is an associate portfolio manager for Wasatch. He joined Wasatch in 2020 as an analyst on the U.S. small cap research team. Prior to joining Wasatch, Mr. Weisel earned his Bachelor of Arts in Economics from Dartmouth College. While in college, he was also a member of the U.S. Men’s Alpine Ski Team, competing in the Super G and Downhill events at the World Cup level. Weisel has served as a portfolio manager for the Fund since January 2025.

3.

JB Taylor no longer serves as a portfolio manager to the Morningstar U.S. Equity Fund. To reflect this change, all references to Mr. Taylor as a portfolio manager of such Fund are removed from the Prospectus.

Portfolio Manager Changes to the Morningstar Global Income Fund, Morningstar Total Return Bond Fund, Morningstar Defensive Bond Fund, and Morningstar Multisector Bond Fund

I.

To reflect the addition of Alfonzo Bruno as a Portfolio Manager of the Morningstar Global Income Fund, Morningstar Total Return Bond Fund, Morningstar Defensive Bond Fund, and Morningstar Multisector Bond Fund and the removal of Hong Cheng as Portfolio Manager of such Funds, the following changes are being made to the Prospectus:

1.

The Morningstar Investment Management LLC section of the table following the “Fund Management” heading in the Prospectus for the Morningstar Global Income Fund and the Morningstar Defensive Bond Fund is removed and replaced with the following:

Portfolio Manager	Position with Morningstar	Start Date with the Fund
Morningstar Investment Management LLC
Richard M. Williamson, CFA, CIPM	Senior Portfolio Manager and Head of Investments, Mutual Funds	December 2020

Alfonzo Bruno, CFA	Portfolio Manager	Since February 2025

2.

The Morningstar Investment Management LLC section of the table following the “Fund Management” heading in the Prospectus for the Morningstar Total Return Bond Fund is removed and replaced with the following:

Portfolio Manager	Position with Morningstar	Start Date with the Fund
Morningstar Investment Management LLC
Daniel E. McNeela, CFA	Senior Portfolio Manager and Head of Subadviser Selection	Since Inception (November 2018)

Alfonzo Bruno, CFA	Portfolio Manager	Since February 2025

3.

The Morningstar Investment Management LLC section of the table following the “Fund Management” heading in the Prospectus for the Morningstar Multisector Bond Fund is removed and replaced with the following:

Portfolio Manager	Position with Morningstar	Start Date with the Fund
Morningstar Investment Management LLC
Richard M. Williamson, CFA, CIPM	Senior Portfolio Manager and Head of Investments, Mutual Funds	June 2019

Alfonzo Bruno, CFA	Portfolio Manager	Since February 2025

4.	In the “Management of the Funds – Investment Adviser” section of the Prospectus, the following paragraph is added:

Alfonzo Bruno, CFA (Morningstar Global Income Fund, Morningstar Total Return Bond Fund, Morningstar Defensive Bond Fund, and Morningstar Multisector Bond Fund) —Alfonzo Bruno is an associate portfolio manager with Morningstar’s Investment Management group. Along with the other Morningstar portfolios managers for the Funds, Bruno is responsible for subadviser selection and oversight, subadviser and exchange traded funds (ETFs) allocations, in addition to other portfolio management responsibilities. Previously, Bruno was a member of Investment Management’s Global Asset Allocation and fixed-income research team leading the effort on U.S. treasuries and agency mortgage-backed securities. Prior to joining Morningstar Investment Management, Bruno was a manager research analyst at Morningstar, where he focused on fixed income manager research. Prior to joining Morningstar, Bruno was an investment analyst for the Illinois Municipal Retirement Fund where he focused on public markets portfolio and risk management. Bruno holds a bachelor’s degree in finance from the University of Iowa, is a CFA Charterholder and member of the CFA Society of Chicago. Mr. Bruno has served as a portfolio manager to the Funds since February 2025.

5.

Hong Cheng no longer serves as a portfolio manager to the Morningstar Global Income Fund, Morningstar Total Return Bond Fund, Morningstar Defensive Bond Fund, and Morningstar Multisector Bond Fund. To reflect this change, all references to Ms. Cheng are removed from the Prospectus.

Portfolio Manager Change to the Morningstar Municipal Bond Fund

I.	Hong Cheng no longer serves as a portfolio manager to the Morningstar Municipal Bond Fund. To reflect this change, all references to Ms. Cheng are removed from the Prospectus.

Portfolio Manager Change to the Morningstar Global Opportunistic Equity Fund

I.	To reflect the addition of Douglas M. McGraw as a Portfolio Manager of the Morningstar Global Opportunistic Equity Fund, the following changes are being made to the Prospectus:

1.	The Morningstar Investment Management LLC section of the table following the “Fund Management” heading in the Prospectus for the Fund is removed and replaced with the following:

Portfolio Manager	Position with Morningstar	Start Date with the Fund
Morningstar Investment Management LLC
Richard M. Williamson, CFA, CIPM	Senior Portfolio Manager and Head of Investments, Mutual Funds	December 2020
Douglas M. McGraw, CFA	Portfolio Manager	Since February 2025

2.	In the “Management of the Funds – Investment Adviser” section of the Prospectus, the sixth paragraph is removed and replaced with the following:

Douglas M. McGraw, CFA (Morningstar U.S. Equity Fund, Morningstar International Equity Fund, and Morningstar Global Opportunistic Equity Fund)—Douglas McGraw is a portfolio manager for Morningstar’s Investment Management group. Prior to joining Morningstar’s Investment Management group in 2021, McGraw worked as a consultant in the asset management industry focusing on equity investment process. From 2013 to 2018, McGraw served as a Portfolio Manager and analyst on Global Equity strategies at Manulife Asset Management. From 2010 to 2012, McGraw served as a Portfolio Manager and analyst on Global Equity strategies at Invesco Perpetual. From 2001 to 2009, McGraw worked for Morgan Stanley Investment Management, initially as a Financial Services analyst in New York, and then as a Global Equity Portfolio Manager and analyst in London. McGraw is a Returned Peace Corps Volunteer (RPCV), having served in Ukraine. McGraw holds a bachelor’s degree from Miami University and an MBA from the University of Notre Dame. McGraw has served as a portfolio manager for the Morningstar U.S. Equity Fund and Morningstar International Equity Fund since January 2023 and the Morningstar Global Opportunistic Equity Fund since February 2025.

Portfolio Manager Change to the Morningstar Alternatives Fund

I.

To reflect the addition of Daniel E. McNeela as a Portfolio Manager of the Morningstar Alternatives Fund, and the removal of Richard M. Williamson as a Portfolio Manager of the Fund, the following changes are being made to the Prospectus:

1.	The Morningstar Investment Management LLC section of the table following the “Fund Management” heading in the Prospectus for the Fund is removed and replaced with the following:

Portfolio Manager	Position with Morningstar	Start Date with the Fund
Morningstar Investment Management LLC
Daniel E. McNeela, CFA	Senior Portfolio Manager and Head of Subadviser Selection	Since February 2025

Michael J. Budzinski	Portfolio Manager	January 2024

2.	In the “Management of the Funds – Investment Adviser” section of the Prospectus, the third paragraph is removed and replaced with the following:

Daniel E. McNeela, CFA (Morningstar Total Return Bond Fund, Morningstar Municipal Bond Fund and Morningstar Alternatives Fund)—Dan McNeela is a senior portfolio manager and head of subadviser selection with Morningstar’s Investment Management group. McNeela is focused on portfolio construction, asset allocation, and manager due diligence. Along with the other co-managers of the Funds, he is responsible for subadviser selection and oversight, allocating the Funds’ assets to the subadvisers and any ETFs that are selected, constructing the portfolios to achieve desired asset class exposures including any residual cash, in addition to other portfolio management responsibilities. Prior to joining the investment management group in 2006, McNeela was associate director of mutual fund analysis for Morningstar, Inc. McNeela served as the editor of Morningstar’s flagship newsletter, Morningstar Mutual Funds and appeared before House and Senate subcommittees to testify as an investor advocate regarding the effectiveness of 529 college savings plans. He joined Morningstar in 2000 as a fund analyst with the individual investor group, specializing in domestic equity funds, with subspecialties in real estate and long-short funds and was the lead analyst on funds offered by Janus, Putnam, Royce and Goldman Sachs. Prior to Morningstar, he held a number of corporate finance positions at Scott Foresman, a leading educational publisher. McNeela holds a BS in Finance from Indiana University and an MBA from the University of Illinois. McNeela has served as a portfolio manager for the Morningstar Total Return Bond Fund and Morningstar Municipal Bond Fund since their inception in November 2018 and has served as a portfolio manager for the Morningstar Alternatives Fund since February 2025.

3.	Richard M. Williamson no longer serves as a portfolio manager to the Fund. To reflect this change, all references to Mr. Williamson as a portfolio manager of the Fund are removed from the Prospectus.

Please retain this supplement for future reference.

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